Convertible Preferred Stock - Additional Information (Detail) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 09, 2014	Jan. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Convertible preferred stock, principal offer amount			$ 3,260,000	$ 4,983,000	$ 4,981,985	$ 5,742,060
Liquidation preference description			The holders of Series D convertible preferred stock have a liquidation preference that provides for a return of five (5) times the amount of original investment and then full participation on a pro rata basis as if converted to common stock.
Warrant liability	$ 745,885		$ 270,000		$ 391,361
Convertible preferred stock voting rights			Each share of common stock is entitled to one vote.		Each share of common stock is entitled to one vote.
Common stock, shares authorized			160,000,000		110,000,000	104,000,000
IPO | Minimum
Debt Instrument [Line Items]
Convertible preferred stock, shares issued per share value			$ 3.8118		$ 3.8118
Gross Proceeds			$ 40,000,000		$ 40,000,000
Series E Convertible Preferred Stock
Debt Instrument [Line Items]
Convertible preferred stock, principal offer amount	$ 5,000,000
Convertible preferred stock, shares issued	983,778
Convertible preferred stock, shares issued per share value	$ 1.2706
Liquidation preference description	In the offering, Catalyst issued 983,778 Series E preferred stock warrant shares with a strike price equal to $1.2706 per share, with a corresponding term of five years from issuance as well as warrants to purchase a number of shares equal to 25% of Series E preferred shares purchased by the participants in the financing.		The holders of Series E convertible preferred stock have a liquidation preference that provides for a return of two (2) times the amount of original investment and then full participation on a pro rata basis as if converted to common stock.		The holders of Series E preferred stock have a liquidation preference that provides for a return of two (2) times the amount of original investment and then full participation on a pro rata basis as if converted to common stock.
Conversion Price Per Share			$ 1.2706		$ 1.2706
Convertible preferred stock, annual dividend rate			0.101648		0.101648
Liquidation Preference Per Share			$ 2.5412		$ 2.5412
Series F Convertible Preferred Stock
Debt Instrument [Line Items]
Convertible preferred stock, shares issued		2,623,650
Convertible preferred stock, shares issued per share value		$ 1.2706
Liquidation preference description			Each share of Series F convertible preferred stock is convertible at the holder's option at any time into ten shares common stock, subject to adjustment for anti-dilution. Each share of convertible preferred stock is convertible at the holder's option at any time into common stock, subject to adjustment for anti-dilution		Each share of Series F convertible preferred stock is convertible at the holder's option at any time into ten shares common stock, subject to adjustment for anti-dilution. Each share of convertible preferred stock is convertible at the holder's option at any time into common stock, subject to adjustment for anti-dilution.
Conversion Price Per Share			$ 1.2706
Convertible preferred stock, annual dividend rate			0.101648
Liquidation Preference Per Share			6.353		$ 6.353
Convertible preferred stock, principal offer amount		$ 3,300,000
Convertible preferred stock, issuance cost		$ 74,000
Common stock, shares authorized		160,000,000
Preferred stock, liquidation preference per share			$ 6.3530
Series D Convertible Preferred Stock
Debt Instrument [Line Items]
Liquidation preference description			The holders of Series D convertible preferred stock have a liquidation preference that provides for a return of five (5) times the amount of original investment and then full participation on a pro rata basis as if converted to common stock.		The holders of Series D preferred stock have a liquidation preference that provides for a return of five (5) times the amount of original investment and then full participation on a pro rata basis as if converted to common stock.
Conversion Price Per Share			$ 1.2706		$ 1.2706
Convertible preferred stock, annual dividend rate			0.101648		0.101648
Liquidation Preference Per Share			6.353		6.353
Series AA Convertible Preferred Stock
Debt Instrument [Line Items]
Conversion Price Per Share			1.00		1.00
Convertible preferred stock, annual dividend rate			0.08		0.08
Liquidation Preference Per Share			1.00		1.00
Series BB Convertible Preferred Stock
Debt Instrument [Line Items]
Conversion Price Per Share			1.2706		1.2706
Convertible preferred stock, annual dividend rate			0.101648		0.101648
Liquidation Preference Per Share			1.2706		1.2706
Series BB-1 Convertible Preferred Stock
Debt Instrument [Line Items]
Conversion Price Per Share			1.3843		1.3843
Convertible preferred stock, annual dividend rate			0.120432		0.120432
Liquidation Preference Per Share			1.5054		1.5054
Series CC Convertible Preferred Stock
Debt Instrument [Line Items]
Convertible preferred stock, shares issued per share value						$ 1.2706
Conversion Price Per Share			1.2706		1.2706
Convertible preferred stock, annual dividend rate			0.101648		0.101648
Liquidation Preference Per Share			$ 1.2706		$ 1.2706